Investment in finance leases, net (Tables)	12 Months Ended
Dec. 31, 2022
Flight Equipment, Net [Abstract]
Components of the Net Investment In Finance and Sales-type Leases
Components of investment in finance leases, net as of December 31, 2022 and 2021 were as follows:

	As of December 31,
	2022	2021
Future minimum lease payments to be received, net	$1,299,724	$1,275,379
Estimated residual values of leased flight equipment	630,538	1,131,419
Less: Unearned income	(551,165)	(406,286)
Less: Allowance for credit losses (Note 26)	(23,025)	(71,292)
	$1,356,072	$1,929,220

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
As of December 31, 2022, the cash flows receivable, including the estimated residual value at lease termination, from finance, sales-type and leveraged leases were as follows:

Cash flows receivable
2023	$326,616
2024	357,425
2025	220,076
2026	171,426
2027	130,151
Thereafter	724,568
Undiscounted cash flows receivable	$1,930,262
Less: Unearned income	(551,165)
Less: Allowance for credit losses	(23,025)
$1,356,072